CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired	$ 2,749	$ 4	$ 50